Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure	As of December 31, 2022, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2023	11,000	1,595

Schedule of Future Minimum Lease Payments with Respect to Agreements	As of December 31, 2022, future minimum payments under non-cancellable capital expenditure of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2023	188	27.26